Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At December 31, 2020 and 2019 accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2020	2019
Payroll	$302,033	$247,662
Other payable	1,042	43,545
Total	$303,075	$291,207